Notes to the unaudited interim condensed consolidated statement of financial position - Short-term Derivative (Details) - EUR (€) € in Millions	May 14, 2025	Dec. 31, 2024
T2 New Shares and T2 BSAs call options
Disclosure of detailed information about borrowings [line items]
Derivative liabilities	€ 158.1	€ 73.4